Condensed Statement of Comprehensive Income (Loss) (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, net